Major Restructuring Costs - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of restructuring costs [line items]
Total restructuring costs	£ 321
Restructuring costs	25
Asset impairments	122
Other non-cash credit	7
Separation Preparation programme [member]
Disclosure of restructuring costs [line items]
Increase decrease provision reversal restructuring	£ 111	£ 140	£ 71